Right of use assets and operating lease liability	6 Months Ended
Jun. 30, 2026
Right Of Use Assets And Operating Lease Liability
Right of use assets and operating lease liability

Note 8 - Right of use assets and operating lease liability

Operating lease

On October 16, 2025, the Company entered into a new lease agreement for a lease term of two years for an office in Singapore for a contractual lease term of 24 months commencing on January 1, 2026. The Company is committed to pay a total rental fee of approximately S$77,000 over the contractual lease term. Under the terms of the lease, the Company may terminate the lease after the first 12 months by providing three months’ prior notice. The lease also provides the Tenant with an option to renew the lease for a further term, subject to written notice being provided at least two months prior to the expiry of the tenancy and compliance with the terms and conditions of the lease. Any renewal would be at the prevailing market rent and on substantially the same terms and conditions, except for the renewal option. Accordingly, while the contractual lease term is two years, management assessed the accounting lease term to be 15 months, taking into consideration the Company’s termination option.

Operating leases are included in the right-of-use assets, other current liabilities and long-term lease liabilities on the unaudited interim Consolidated Balance Sheets. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the Company’s incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

At the commencement date of January 1, 2026, the Company recognized a right-of-use asset of S$46,841 and a corresponding lease liability of S$46,841. The lease liability is subsequently measured by increasing the carrying amount for interest and reducing it for lease payments made. The right-of-use asset is subsequently measured at cost, less accumulated amortization and impairment losses. Operating lease expense is recognized on a straight-line basis over the accounting lease term.

The Company used a weighted average incremental borrowing rate of 3.69% to determine the present value of the lease payments. The weighted average remaining life of the lease was 9 months.

As of December 31, 2025, right-of-use assets were S$ Nil and lease liabilities were S$ Nil.

As of June 30, 2026, right-of-use assets were S$28,000 and lease liabilities were S$28,000.

Information pertaining to lease amounts recognized in the unaudited interim consolidated financial statements is summarized as follows:

	Operating leases
	S$’000
Six Months Ended June 30, 2026	28
Less: Imputed interest	-	*
Present value of operating lease liabilities	28

Operating lease liabilities – current	28